Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2016	Mar. 31, 2015
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	157,809,851	143,843,889
Common shares outstanding	157,809,851	143,843,889